Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,509,974,555.26
Previously Paid Amount	2,528,059.32
Total Fee Amount	2,587,192.46
Total Offset Amount	0.00
Net Fee	$ 59,133.14